Due to Related Party	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Due to Related Party
3.	Due to Related Party

The Company’s sole director, President and Chief Executive Officer is owed $4,000 per month for services rendered. Total amounts owing at December 31, 2011 was $103,000. The Company has charged $12,000 (2011 - $12,000) to operations. On March 31, 2012 the Company settled $80,000 of amounts owing by issuing 40,000,000 shares at $0.002 per share. As at March 31, 2012 a total of $35,000 was owed. This amount is unsecured, non-interest bearing and due on demand.